Common stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Common stock

12. Common stock

As of September 30, 2020, an amendment to the Company’s Third Amended and Restated Certificate of Incorporation Certificate of Incorporation (the Amended Certificate of Incorporation) authorized the Company to issue 150,000,000 shares of $0.0001 par value common stock. As of December 31, 2019, the Company’s Third Amended and Restated Certificate of Incorporation (the Certificate of Incorporation) authorized the Company to issue 120,000,000 shares of $0.0001 par value common stock.

Rights, preferences and privileges

The voting, dividend and liquidation rights of the holders of shares of common stock are subject to and qualified by the rights, powers and preferences of the holders of shares of the Company’s redeemable convertible preferred stock. The rights, preferences and privileges of the Company’s common stock are as follows:

Voting

The holders of shares of common stock are entitled to one vote for each share of common stock held on all matters submitted to a vote of the Company’s stockholders.

Dividends

The holders of shares of common stock are not entitled to receive dividends.

Liquidation

After the payment of all preferential amounts required to be paid to the holders of shares of the Company’s redeemable convertible preferred stock, the remaining assets of the Company available for distribution to its stockholders will be distributed among the holders of the shares of common stock, pro rata based on the number of shares held by each such holder.

Shares reserved

The Company had the following shares of common stock reserved for future issuance:

	SEPTEMBER 30, 2020	DECEMBER 31, 2019
Series A redeemable convertible preferred stock	4,247,153	4,247,153
Series B redeemable convertible preferred stock	2,633,138	2,625,142
Series C redeemable convertible preferred stock	2,584,633	2,584,633
Common stock reserved for exercises of outstanding stock options issued under the 2015 Stock Option and Grant Plan, as amended	4,541,345	4,251,914
Common stock reserved for issuances under the 2015 Stock Option and Grant Plan, as amended	274,057	72,781

	14,280,326	13,781,623

12. Common stock

As of December 31, 2018 and 2019, the Company’s Third Amended and Restated Certificate of Incorporation (the Certificate of Incorporation) authorized the Company to issue 120,000,000 shares of $0.0001 par value common stock.

Rights, preferences and privileges

The voting, dividend and liquidation rights of the holders of shares of common stock are subject to and qualified by the rights, powers and preferences of the holders of shares of the Company’s redeemable convertible preferred stock. The rights, preferences and privileges of the Company’s common stock are as follows:

Voting

The holders of shares of common stock are entitled to one vote for each share of common stock held on all matters submitted to a vote of the Company’s stockholders.

Dividends

The holders of shares of common stock are not entitled to receive dividends.

Liquidation

After the payment of all preferential amounts required to be paid to the holders of shares of the Company’s redeemable convertible preferred stock, the remaining assets of the Company available for distribution to its stockholders will be distributed among the holders of the shares of common stock, pro rata based on the number of shares held by each such holder.

Shares reserved

The Company had the following shares of common stock reserved for future issuance:

	DECEMBER 31,
	2018	2019
Series A redeemable convertible preferred stock	4,247,153	4,247,153
Series B redeemable convertible preferred stock	2,619,812	2,625,142
Series C redeemable convertible preferred stock	2,584,633	2,584,633
Common stock reserved for exercises of outstanding stock options issued under the 2015 Stock Option and Grant Plan, as amended	2,883,918	4,251,914
Common stock reserved for issuances under the 2015 Stock Option and Grant Plan, as amended	301,250	72,781

	12,636,766	13,781,623